LEASES (Schedule of Components of Operating Lease Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease expenses	[1]	$ 2,054	$ 2,167	$ 2,139
Short- term lease expenses		355	224	222
Total lease expenses		$ 2,409	$ 2,391	$ 2,361

[1]	Operating lease expenses were mainly paid in cash during the years ended December 31, 2022, 2021 and 2020.